Related party transactions - Service agreements and products with related parties (Details) - EUR (€) € in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Service Agreements
Transactions
Sales of goods and services	€ 42,985	€ 16,972
Purchases of goods and services	103,664	97,525
Balances
Accounts receivable	111,206		€ 76,010
Accounts payable	10,992		11,599
Accrued expenses	8,217		5,368
Products
Transactions
Sales of goods and services	35,137	31,883
Purchases of goods and services	367,388	399,722
Balances
Accounts receivable	10,244		10,330
Accounts payable	78,705		62,939
Fresenius SE | Service Agreements
Transactions
Sales of goods and services	158	182
Purchases of goods and services	27,988	19,965
Balances
Accounts receivable	141		251
Accounts payable	4,036		3,655
Fresenius SE | Products
Transactions
Sales of goods and services	1
Fresenius SE affiliates | Service Agreements
Transactions
Sales of goods and services	3,163	2,997
Purchases of goods and services	75,676	77,560
Balances
Accounts receivable	678		824
Accounts payable	6,956		7,944
Fresenius SE affiliates | Products
Transactions
Sales of goods and services	35,136	31,883
Purchases of goods and services	22,991	34,040
Balances
Accounts receivable	10,244		10,330
Accounts payable	5,194		5,732
Equity method investees | Service Agreements
Transactions
Sales of goods and services	39,664	13,793
Balances
Accounts receivable	110,387		74,935
Equity method investees | Products
Transactions
Purchases of goods and services	344,397	€ 365,682
Balances
Accounts payable	€ 73,511		€ 57,207